SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
SUBSEQUENT EVENTS
9.	SUBSEQUENT EVENTS

Additional CIRM Loan Disbursement

In May 2014, Capricor received its third loan disbursement from CIRM under the terms of the CIRM loan award (see note 2). Capricor received an amount equal to $ 4,679,947  pursuant to the third loan disbursement. This disbursement will carry interest at the initial rate of approximately 2.6% per annum.

Exosomes License Agreement

On May 5, 2014, Capricor entered into an Exclusive License Agreement with CSMC (the “Exosomes License Agreement”), for certain intellectual property rights related to exosomes technology. The Exosomes License Agreement provides for the grant of an exclusive, world-wide, royalty-bearing license by CSMC to Capricor (with the right to sublicense) in order to conduct research using the patent rights and know-how and to develop and commercialize products in the field using the patent rights and know-how. In addition, Capricor has the exclusive right to negotiate for an exclusive license to any future rights arising from related work conducted by or under the direction of Dr. Eduardo Marbán on behalf of CSMC. In the event the parties fail to agree upon the terms of an exclusive license, Capricor shall have a non-exclusive license to such future rights, subject to royalty obligations.

Pursuant to the Exosomes License Agreement, CSMC was paid a license fee and Capricor reimbursed CSMC for certain fees and costs incurred in connection with the prosecution of certain patent rights. Additionally, Capricor is required to meet certain non-monetary development milestones and is obligated to pay low single-digit royalties on sales of royalty-bearing products as well as a single-digit percentage of the consideration received from any sublicenses or other grant of rights. The above-mentioned royalties are subject to reduction in the event Capricor becomes obliged to obtain a license from a third party for patent rights in connection with the royalty bearing product.

The Exosomes License Agreement will, unless sooner terminated, continue in effect on a country by country basis until the last to expire of the patents covering the patent rights or future patent rights. Under the terms of the Exosomes License Agreement, unless waived by CSMC, the agreement shall automatically terminate: (i) if Capricor ceases, dissolves or winds up its business operations; (ii) in the event of the insolvency or bankruptcy of Capricor or if Capricor makes an assignment for the benefit of its creditors; (iii) if performance by either party jeopardizes the licensure, accreditation or tax exempt status of CSMC or the agreement is deemed illegal by a governmental body; (iv) within 30 days for non-payment of royalties; (v) within 90 days if Capricor fails to undertake commercially reasonable efforts to exploit the patent rights or future patent rights; (vi) if a material breach has not been cured within 90 days; or (vii) if Capricor challenges any of the CSMC patent rights. Capricor may terminate the agreement if CSMC fails to cure any material breach within 90 days after notice.

As noted above and below, Capricor Therapeutics is party to lease agreements with CSMC, which holds more than 10% of the outstanding capital stock of Capricor Therapeutics. Additionally, Dr. Eduardo Marbán, who holds more than 10% of the outstanding capital stock of Capricor Therapeutics, is the Director of the Cedars-Sinai Heart Institute and the Co-founder and Scientific Advisory Board Chairman of Capricor.

New Facilities Lease with CSMC

On May 15, 2014, Capricor signed a Facilities Lease with CSMC for two research labs (the “Facilities Lease”).  The Facilities Lease is for a term of three years and replaces the month-to-month lease that was previously in effect between CSMC and Capricor.  The rent expense for the first six-month period is approximately $15,461 per month.  Commencing with the seventh month of the lease term, the rent expense will increase to approximately $19,350 per month. The amount of rent expense is subject to annual adjustments according to increases in the Consumer Price Index. A copy of the Facilities Lease is filed as Exhibit 10.1 to this Quarterly Report on Form 10-Q.

9.	SUBSEQUENT EVENTS

On January 7, 2014, Capricor received a payment from Janssen Biotech, Inc. for $12.5 million pursuant to the terms of the Collaboration Agreement and Exclusive License Option entered into on December 27, 2013.